Stock-Based Compensation - Stock Option Plan - Fair Value Assumptions (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining contractual term (in years)	6 years 10 days
Expected volatility	60.20%
Risk-free interest rate	2.10%
Expected dividend rate	0.00%
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining contractual term (in years)		6 years	6 years
Expected volatility		60.20%	67.70%
Risk-free interest rate		2.70%	2.10%
Expected dividend rate		0.00%	0.00%
Monte Carlo Simulation Model
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining contractual term (in years)	10 years
Expected volatility	60.00%
Risk-free interest rate	1.80%
Expected dividend rate	0.00%
2014 ESPP | Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining contractual term (in years)	6 months	6 months	6 months
Expected volatility	43.40%	50.90%	59.20%
Risk-free interest rate	2.30%	1.90%	0.90%
Expected dividend rate	0.00%	0.00%	0.00%